PRIVATE PLACEMENT (Details)	8 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 11.50
Sale of 42,850,000 private placement warrants | $	$ 42,850,000
Private Placement
Number Of warrants issued | shares	42,850,000
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 1.00
Sale of 42,850,000 private placement warrants | $	$ 42,850,000